UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC)
September 30, 2012

Shares	Description (1)				Value
	Common Stocks – 6.9% (4.9% of Total Investments)
	Aerospace & Defense – 0.1%
16,170	Honeywell International Inc.				$ 966,158
9,040	United Technologies Corporation				707,742
	Total Aerospace & Defense				1,673,900
	Beverages – 0.2%
41,968	Coca-Cola Company				1,591,846
23,191	Dr. Pepper Snapple Group				1,032,695
	Total Beverages				2,624,541
	Biotechnology – 0.2%
11,200	Amgen Inc.				944,384
6,400	Biogen Idec Inc., (2)				955,072
14,240	Gilead Sciences, Inc., (2)				944,539
	Total Biotechnology				2,843,995
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2)				1,264,305
	Chemicals – 0.1%
4,349	CF Industries Holdings, Inc.				966,522
7,680	Mosaic Company				442,445
	Total Chemicals				1,408,967
	Commercial Banks – 0.2%
14,990	M&T Bank Corporation				1,426,448
16,670	SunTrust Banks, Inc.				471,261
44,580	Wells Fargo & Company				1,539,347
	Total Commercial Banks				3,437,056
	Commercial Services & Supplies – 0.1%
26,526	Waste Management, Inc.				850,954
	Communications Equipment – 0.1%
24,860	Cisco Systems, Inc.				474,577
10,430	QUALCOMM, Inc.				651,771
	Total Communications Equipment				1,126,348
	Computers & Peripherals – 0.4%
8,798	Apple, Inc., (2)				5,870,553
	Consumer Finance – 0.0%
8,300	Capital One Financial Corporation				473,183
	Diversified Financial Services – 0.1%
20,171	JP Morgan Chase & Co., (3)				816,522
	Diversified Telecommunication Services – 0.2%
10,853	CenturyLink Inc.				438,461
47,468	Verizon Communications Inc.				2,163,117
	Total Diversified Telecommunication Services				2,601,578
	Electric Utilities – 0.1%
24,310	Southern Company				1,120,448
	Energy Equipment & Services – 0.1%
16,340	National-Oilwell Varco Inc.				1,308,997
	Food & Staples Retailing – 0.1%
14,810	Costco Wholesale Corporation				1,482,851
	Food Products – 0.2%
16,240	H.J. Heinz Company				908,628
22,772	Kraft Foods Inc., Class A				941,622
12,240	Mead Johnson Nutrition Company, Class A Shares				896,947
	Total Food Products				2,747,197
	Gas Utilities – 0.0%
10,470	ONEOK, Inc.				505,806
	Health Care Equipment & Supplies – 0.2%
10,220	Baxter International, Inc.				615,857
11,960	Becton, Dickinson and Company				939,578
11,580	Medtronic, Inc.				499,330
7,930	Stryker Corporation				441,384
	Total Health Care Equipment & Supplies				2,496,149
	Health Care Providers & Services – 0.1%
10,270	McKesson HBOC Inc.				883,528
	Hotels, Restaurants & Leisure – 0.1%
26,290	Starbucks Corporation				1,334,218
	Household Durables – 0.0%
36,530	Pulte Corporation, (2)				566,215
	Industrial Conglomerates – 0.2%
92,427	General Electric Company, (3)				2,099,017
	Insurance – 0.3%
25,700	AFLAC Incorporated				1,230,516
7,268	Everest Reinsurance Group Ltd				777,385
23,840	Hartford Financial Services Group, Inc.				463,450
12,900	Marsh & McLennan Companies, Inc.				437,697
4,836	PartnerRe Limited				359,218
15,330	Torchmark Corporation				787,196
	Total Insurance				4,055,462
	Internet Software & Services – 0.1%
1,770	Google Inc., Class A, (2)				1,335,465
	IT Services – 0.2%
6,090	Accenture Limited				426,483
10,400	International Business Machines Corporation (IBM), (3)				2,157,480
	Total IT Services				2,583,963
	Life Sciences Tools & Services – 0.1%
11,980	Thermo Fisher Scientific, Inc.				704,783
	Machinery – 0.1%
10,610	Caterpillar Inc.				912,884
34,460	Harsco Corporation				707,464
	Total Machinery				1,620,348
	Media – 0.0%
17,320	Comcast Corporation, Class A				619,536
	Metals & Mining – 0.2%
8,620	Newmont Mining Corporation				482,806
46,212	Southern Copper Corporation				1,587,844
	Total Metals & Mining				2,070,650
	Multiline Retail – 0.1%
26,529	Target Corporation				1,683,796
	Multi-Utilities – 0.2%
44,851	CenterPoint Energy, Inc.				955,326
18,913	Consolidated Edison, Inc.				1,132,700
7,980	DTE Energy Company				478,321
21,974	Public Service Enterprise Group Incorporated				707,123
	Total Multi-Utilities				3,273,470
	Oil, Gas & Consumable Fuels – 0.5%
18,152	Chevron Corporation				2,115,797
7,720	Exxon Mobil Corporation				705,994
37,376	Marathon Oil Corporation				1,105,208
26,215	Marathon Petroleum Corporation				1,431,077
20,100	Phillips 66				932,037
	Total Oil, Gas & Consumable Fuels				6,290,113
	Paper & Forest Products – 0.1%
27,020	International Paper Company				981,366
	Pharmaceuticals – 0.5%
11,055	Abbott Laboratories				757,931
43,985	Johnson & Johnson				3,031,006
20,951	Merck & Company Inc.				944,890
25,040	Watson Pharmaceuticals Inc., (2)				2,132,406
	Total Pharmaceuticals				6,866,233
	Real Estate – 0.3%
12,970	American Capital Agency Corporation				448,632
38,840	Annaly Capital Management Inc.				654,066
12,200	Digital Realty Trust Inc.				852,170
23,990	Equity One Inc.				505,229
37,870	Omega Healthcare Investors Inc.				860,785
7,790	Simon Property Group, Inc.				1,182,600
	Total Real Estate				4,503,482
	Road & Rail – 0.1%
8,932	Norfolk Southern Corporation				568,343
3,960	Union Pacific Corporation				470,052
	Total Road & Rail				1,038,395
	Semiconductors & Equipment – 0.2%
56,368	Intel Corporation, (3)				1,278,426
21,002	Linear Technology Corporation				668,914
47,500	NVIDIA Corporation, (2)				633,650
	Total Semiconductors & Equipment				2,580,990
	Software – 0.3%
84,812	Microsoft Corporation, (3)				2,525,701
37,380	Oracle Corporation				1,177,096
3,690	VMware Inc.				356,971
	Total Software				4,059,768
	Specialty Retail – 0.4%
56,290	American Eagle Outfitters, Inc.				1,186,593
7,870	Home Depot, Inc.				475,112
18,530	Limited Brands, Inc.				912,788
20,580	Ross Stores, Inc.				1,329,468
25,980	Williams-Sonoma Inc.				1,142,341
	Total Specialty Retail				5,046,302
	Textiles, Apparel & Luxury Goods – 0.0%
13,530	Deckers Outdoor Corporation, (2)				495,739
	Tobacco – 0.3%
78,971	Altria Group, Inc.				2,636,842
9,873	Philip Morris International				887,979
9,810	Reynolds American Inc.				425,166
	Total Tobacco				3,949,987
	Total Common Stocks (cost $87,989,278)				93,296,176

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 0.5% (0.3% of Total Investments)
	Commercial Banks – 0.5%
4,600	Wells Fargo & Company, (3)	7.500%		BBB+	$ 5,694,800
	Total $25 Par (or similar) Preferred Securities (cost $3,082,135)				5,694,800

Principal
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 98.4% (69.9% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 408	DAE Aviation Holdings, Inc., Term Loan B1	5.450%	7/31/14	B	$ 408,120
387	DAE Aviation Holdings, Inc., Term Loan B2	5.450%	7/31/14	B	387,455
795	Total Aerospace & Defense				795,575
	Airlines – 2.1%
27,814	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	28,109,529
	Automobiles – 2.0%
26,094	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	26,657,624
	Biotechnology – 1.1%
342	Alkermes, Inc., 2019 Term Loan, WI/DD	TBD	TBD	BB	343,977
10,790	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	10,900,344
3,969	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	3,933,862
15,101	Total Biotechnology				15,178,183
	Building Products – 0.2%
2,300	Goodman Global Inc., Second Lien, Term Loan	9.000%	10/28/17	B-	2,330,226
	Chemicals – 3.6%
15,124	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	15,299,544
32,671	Univar, Inc., Term Loan	5.000%	6/30/17	B+	32,596,574
47,795	Total Chemicals				47,896,118
	Commercial Banks – 0.4%
4,704	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	4,750,783
	Commercial Services & Supplies – 0.7%
10,000	Ceridian Corporation, Extended Term Loan, WI/DD	TBD	TBD	B1	10,075,000
	Communications Equipment – 2.2%
4,077	Avaya, Inc., Term Loan B3	4.927%	10/26/17	B1	3,737,308
25,249	Telesat Holdings, Inc., Term Loan B	4.250%	3/28/19	BB-	25,343,903
29,326	Total Communications Equipment				29,081,211
	Computers & Peripherals – 0.1%
1,985	Kronos Incorporated, Term Loan, Tranche C, First Lien	6.250%	12/28/17	B1	2,014,775
	Construction Materials – 1.0%
12,841	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	B1	12,969,410
	Consumer Finance – 1.7%
9,019	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	8,974,311
1,000	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	1,005,625
2,000	Residential Capital Corp, Term Loan A2	6.750%	11/18/13	BB	2,030,834
9,332	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	9,405,755
1,350	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,324,350
22,701	Total Consumer Finance				22,740,875
	Containers & Packaging – 2.5%
32,679	Reynolds Group Holdings, Inc., Term Loan, WI/DD	TBD	TBD	B+	32,852,341
613	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	617,367
33,292	Total Containers & Packaging				33,469,708
	Distributors – 1.6%
21,000	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	21,713,118
	Diversified Consumer Services – 2.0%
27,788	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	27,475,793
	Diversified Financial Services – 0.9%
10,000	ADS Waste Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	10,083,330
1,393	NPC International, Inc., Term Loan B	5.250%	12/28/18	Ba3	1,410,412
110	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	110,847
11,503	Total Diversified Financial Services				11,604,589
	Diversified Telecommunication Services – 2.6%
21,316	Intelsat Jackson Holdings, Ltd., Term Loan B1, WI/DD	TBD	TBD	B1	21,422,109
13,000	Level 3 Communications, Inc., Term Loan B-2	5.750%	9/01/18	Ba3	13,085,319
34,316	Total Diversified Telecommunication Services				34,507,428
	Electric Utilities – 0.1%
2,664	TXU Corporation, 2014 Term Loan	3.757%	10/10/14	B2	1,990,831
	Food & Staples Retailing – 1.1%
9,800	BJ Wholesale Club, Inc., Term Loan, First Lien, DD1	5.750%	9/20/19	B	9,872,275
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/30/20	CCC+	508,750
5,000	Wendy’s/Arby’s Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	5,050,780
15,300	Total Food & Staples Retailing				15,431,805
	Food Products – 0.3%
2,157	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,158,108
983	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	988,129
1,311	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	1,297,030
4,451	Total Food Products				4,443,267
	Health Care Equipment & Supplies – 4.2%
8,933	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	9,072,070
14,375	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	14,561,875
33,084	United Surgical Partners International, Inc., Term Loan, First Lien	6.000%	4/03/19	B1	33,373,233
56,392	Total Health Care Equipment & Supplies				57,007,178
	Health Care Providers & Services – 7.8%
1,628	Community Health Systems, Inc., Extended Term Loan	3.923%	1/25/17	BB	1,637,283
14,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	14,052,500
20,861	Emdeon Business Services LLC Term B-1 Loan	5.000%	11/02/18	BB-	21,043,691
6,027	Emergency Medical Services, Term Loan	5.250%	5/25/18	Ba3	6,065,698
37,427	Golden Living, Term Loan	5.000%	5/04/18	B+	36,210,403
371	HCA, Inc., Tranche B2, Term Loan	3.612%	3/31/17	BB	372,337
19,322	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	19,326,684
4,755	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,787,577
998	Select Medical Corporation, Tranche B, Term Loan A	5.502%	6/01/18	BB-	1,006,228
105,389	Total Health Care Providers & Services				104,502,401
	Health Care Technology – 1.1%
14,000	Quintiles Transnational Corporation, Term Loan	7.500%	2/28/17	B	14,175,000
	Hotels, Restaurants & Leisure – 4.7%
2,977	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	3,018,093
2,888	Boyd Gaming Corporation, Increased Term Loan B	6.000%	12/17/15	BB-	2,928,407
47,595	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.467%	1/28/18	B	43,379,314
2,071	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	2,092,210
10,234	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	10,389,637
839	Orbitz Worldwide, Inc., Term Loan	3.216%	7/25/14	B+	816,651
177	Venetian Casino Resort LLC, Delayed Term Loan	2.720%	11/23/16	BBB-	176,631
232	Venetian Casino Resort LLC, Tranche B, Term Loan	2.720%	11/23/16	BBB-	231,464
67,013	Total Hotels, Restaurants & Leisure				63,032,407
	Household Durables – 0.3%
3,500	AOT Bedding Super Holdings LLC, Term Loan B, WI/DD	TBD	TBD	B+	3,490,938
	Household Products – 0.0%
158	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	153,354
	Independent Power Producers & Energy Traders – 0.1%
1,507	AES Corporation, Term Loan	4.250%	5/29/18	BB+	1,517,277
	Industrial Conglomerates – 0.1%
887	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	875,419
	Internet & Catalog Retail – 1.0%
13,665	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	13,858,128
	Internet Software & Services – 3.8%
14,210	Go Daddy Operating Co. LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	14,169,772
31,957	Sabre, Inc., Extended Term Loan, First Lien	5.966%	9/30/17	B1	31,770,393
4,746	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	4,788,845
50,913	Total Internet Software & Services				50,729,010
	IT Services – 5.3%
1,357	First Data Corporation, Extended Term Loan B	5.217%	3/24/17	B+	1,337,113
5,000	First Data Corporation, Extended Term Loan	4.217%	3/26/18	B+	4,788,350
18,555	Frac Tech International LLC, Term Loan, DD1	6.250%	5/06/16	B+	17,911,539
22,693	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	22,811,311
14,233	SRA International, Term Loan	6.500%	7/20/18	B1	14,144,488
10,374	Zayo Group LLC Term Loan	7.125%	7/02/19	B1	10,503,675
72,212	Total IT Services				71,496,476
	Leisure Equipment & Products – 1.6%
993	Academy, Ltd., Term Loan	6.000%	8/03/18	B	998,171
696	Cedar Fair LP, Term Loan	4.000%	12/15/17	BB	701,234
20,449	Toys “R” Us - Delaware, Inc., Term Loan B3	5.250%	5/25/18	B+	20,116,458
22,138	Total Leisure Equipment & Products				21,815,863
	Machinery – 0.3%
4,500	Navistar International Corporation, Term Loan B	7.000%	8/16/17	Ba2	4,573,125
	Media – 10.5%
8,394	Atlantic Broadband Finance LLC, Term Loan B, WI/DD	TBD	TBD	Ba3	8,477,976
28,975	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.720%	7/04/17	B+	26,494,301
2,437	Charter Communications Operating Holdings LLC, Term Loan C	3.470%	9/06/16	BB+	2,443,788
15,867	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	15,977,669
12,029	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	12,179,362
36,733	EMI Music Publishing LLC, Term Loan B	5.500%	6/29/18	BB-	37,238,015
2,000	Hubbard Radio LLC, Term Loan, Second Lien	8.750%	4/30/18	CCC+	2,030,000
1,093	Gray Television, Inc., Term Loan B	3.740%	12/31/14	B+	1,091,829
675	Tribune Company, Term Loan B, (7)	0.000%	6/04/14	Ca	512,540
4,378	Univision Communications, Inc., Term Loan	4.466%	3/31/17	B+	4,344,915
15,000	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	15,112,500
15,940	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	16,109,413
143,521	Total Media				142,012,308
	Multiline Retail – 1.7%
1,128	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,141,955
21,150	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	21,302,618
22,278	Total Multiline Retail				22,444,573
	Oil, Gas & Consumable Fuels – 1.2%
3,970	CCS Income Trust, Add on Term Loan B	6.500%	11/14/14	B	3,983,232
4,871	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	4,950,408
4,300	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	4,303,883
2,917	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	2,939,148
16,058	Total Oil, Gas & Consumable Fuels				16,176,671
	Personal Products – 0.1%
1,391	Prestige Brands, Inc., Term Loan 1	5.250%	1/27/19	BB-	1,407,245
	Pharmaceuticals – 6.6%
22,194	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	22,466,256
40,302	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	40,722,040
8,369	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	8,429,913
10,000	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C, WI/DD	TBD	TBD	BBB-	10,016,670
1,500	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D, WI/DD	TBD	TBD	BBB-	1,506,251
883	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	885,493
2,325	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,331,725
1,163	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	1,165,863
1,599	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,603,061
88,335	Total Pharmaceuticals				89,127,272
	Real Estate – 3.4%
9,629	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	9,657,116
35,000	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB-	35,947,905
44,629	Total Real Estate				45,605,021
	Real Estate Management & Development – 2.4%
30,177	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	30,403,516
1,378	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,383,293
1,191	Realogy Corporation, Delayed Term Loan	4.478%	10/10/16	B1	1,178,818
32,746	Total Real Estate Management & Development				32,965,627
	Road & Rail – 0.3%
3,417	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	3,439,494
	Semiconductors & Equipment – 4.2%
2,981	Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.481%	12/01/16	B1	2,919,467
17,905	Freescale Semiconductor, Inc., Term Loan, Tranche B2	6.000%	2/28/19	B1	17,953,499
985	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	996,081
13,641	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	13,908,141
19,900	NXP Semiconductor LLC, Tranche B, Term Loan	5.250%	3/19/19	B+	20,165,327
55,412	Total Semiconductors & Equipment				55,942,515
	Software – 7.3%
12,903	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	12,986,366
23,000	BlackBoard, Inc., Term Loan, Second Lien	11.500%	4/04/19	CCC+	21,811,659
29,587	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	30,008,544
790	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.466%	7/31/17	B1	769,999
6,365	IPC Systems, Inc., Term Loan, Second Lien	5.482%	6/01/15	CCC	5,410,491
2,085	Kronos Incorporated, Term Loan, Second Lien	9.362%	6/01/18	CCC+	2,129,306
15,000	Misys PLC, Term Loan, Second Lien	12.000%	5/25/19	CCC+	15,625,005
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	10,050,000
99,730	Total Software				98,791,370
	Specialty Retail – 3.1%
988	J Crew Group, Term Loan	4.750%	3/07/18	B1	989,088
1,773	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,779,856
2,810	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	2,834,851
566	Michaels Stores, Inc., Term Loan B1	2.688%	10/31/13	BB-	568,705
13,681	Michaels Stores, Inc., Term Loan B2	4.912%	7/31/16	BB-	13,812,885
9,625	Party City Corporation, Term Loan	5.750%	7/23/19	B1	9,758,846
12,620	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	B+	12,567,425
42,063	Total Specialty Retail				42,311,656
	Wireless Telecommunication Services – 1.0%
16,963	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.866%	1/29/16	CCC+	13,909,721
$ 1,330,587	Total Variable Rate Senior Loan Interests (cost $1,309,202,380)				1,324,595,897

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 32.8% (23.3% of Total Investments)
	Airlines – 0.4%
$ 4,445	United Airlines Inc., 144A	9.875%	8/01/13	BB	$ 4,545,013
900	United Airlines Inc., 144A	12.000%	11/01/13	BB	924,750
5,345	Total Airlines				5,469,763
	Auto Components – 0.3%
1,200	Cooper Standard Automitve	8.500%	5/01/18	BB-	1,299,000
2,000	Goodyear Tire & Rubber Company	8.250%	8/15/20	B+	2,215,000
3,200	Total Auto Components				3,514,000
	Chemicals – 0.1%
1,200	NOVA Chemicals Corporation	8.625%	11/01/19	BB+	1,362,000
450	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	436,500
1,650	Total Chemicals				1,798,500
	Commercial Banks – 0.0%
300	Ally Financial Inc.	8.000%	3/15/20	BB-	351,000
	Commercial Services & Supplies – 1.7%
7,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	7,560,000
6,000	Ceridian Corporation	12.250%	11/15/15	CCC	5,970,000
8,500	Ceridian Corporation	11.250%	11/15/15	CCC	8,372,500
390	Universal City Development Partners	8.875%	11/15/15	BBB+	410,773
21,890	Total Commercial Services & Supplies				22,313,273
	Communications Equipment – 3.1%
32,250	Avaya Inc.	10.125%	11/01/15	CCC+	28,783,125
15,250	Avaya Inc.	9.750%	11/01/15	CCC+	13,534,375
47,500	Total Communications Equipment				42,317,500
	Consumer Finance – 0.1%
900	Ally Financial Inc.	7.500%	9/15/20	BB-	1,032,750
	Containers & Packaging – 0.1%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB	658,500
	Distributors – 1.2%
8,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	8,680,000
7,000	HD Supply Inc., 144A	11.000%	4/15/20	CCC+	7,770,000
15,000	Total Distributors				16,450,000
	Diversified Telecommunication Services – 4.2%
1,200	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	1,281,000
26,200	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	27,772,000
3,200	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	3,384,000
21,352	Level 3 Communications Inc.	11.875%	2/01/19	B-	24,234,520
51,952	Total Diversified Telecommunication Services				56,671,520
	Electric Utilities – 0.3%
900	Energy Future Holdings	10.250%	1/15/20	B-	992,250
3,500	Energy Future Intermediate Holding Company LLC, 144A	11.750%	3/01/22	CCC+	3,718,750
4,400	Total Electric Utilities				4,711,000
	Electronic Equipment & Instruments – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B+	1,218,000
	Food Products – 0.3%
4,200	JBS USA LLC	7.250%	6/01/21	BB	3,948,000
	Health Care Equipment & Supplies – 3.8%
4,500	Apria Healthcare Group Inc.	12.375%	11/01/14	B	4,387,500
2,000	Beagle Acquisition Corporation, 144A	11.000%	12/31/19	CCC+	2,270,000
500	Biomet Inc.	10.000%	10/15/17	B-	527,500
22,300	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	23,582,250
12,000	Chiron Merger Sub Inc., 144A	12.500%	11/01/19	CCC+	11,280,000
5,500	DJO Finance LLC / DJO Finance Corporation, 144A	8.750%	3/15/18	B-	5,850,625
3,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	3,247,500
49,800	Total Health Care Equipment & Supplies				51,145,375
	Health Care Providers & Services – 1.8%
14,705	Apria Healthcare Group Inc.	11.250%	11/01/14	BB	15,072,625
600	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	604,500
450	Capella Healthcare Inc.	9.250%	7/01/17	B	479,813
2,500	HCA Inc.	8.500%	4/15/19	BB+	2,818,750
4,000	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,820,000
1,500	Tenet Healthcare Corporation	10.000%	5/01/18	BB	1,732,500
23,755	Total Health Care Providers & Services				24,528,188
	Hotels, Restaurants & Leisure – 1.9%
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,418,750
4,000	MGM Resorts International Inc.	13.000%	11/15/13	Ba2	4,510,000
13,000	MGM Resorts International Inc.	11.125%	11/15/17	Ba2	14,381,250
2,000	MGM Resorts International Inc.	7.750%	3/15/22	B-	2,090,000
300	MGM Resorts International Inc.	9.000%	3/15/20	Ba2	334,875
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	627,000
600	Penn National Gaming Inc.	8.750%	8/15/19	BB	672,000
22,750	Total Hotels, Restaurants & Leisure				25,033,875
	Household Products – 1.0%
1,650	Central Garden & Pet Compa	8.250%	3/01/18	B	1,749,000
5,750	Sprectum Brands Inc., 144A	9.500%	6/15/18	BB-	6,483,125
5,200	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	5,863,000
12,600	Total Household Products				14,095,125
	Independent Power Producers & Energy Traders – 0.1%
600	Calpine Corporation, 144A	7.875%	7/31/20	BB	655,500
	IT Services – 2.6%
3,474	First Data Corporation	10.550%	9/24/15	B-	3,556,453
2,600	First Data Corporation	9.875%	9/24/15	B-	2,652,000
21,600	First Data Corporation	11.250%	3/31/16	CCC+	20,952,000
7,000	Sungard Data Systems Inc.	10.250%	8/15/15	B-	7,175,000
34,674	Total IT Services				34,335,453
	Machinery – 0.1%
1,800	Titan International Inc.	7.875%	10/01/17	B+	1,908,000
	Media – 6.1%
600	Allbritton Communications Company	8.000%	5/15/18	B+	652,500
450	Cablevision Systems Corporation	7.750%	4/15/18	B+	498,375
300	Cablevision Systems Corporation	8.000%	4/15/20	B+	334,500
6,600	Cengage Learning Acquisition Inc., 144A	11.500%	4/15/20	B	7,062,000
9,312	Charter Communications Holdings II LLC Capital Corporation	13.500%	11/30/16	B+	10,103,464
300	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	270,000
19,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	13,300,000
8,050	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	5,635,000
450	Clear Channel Worldwide	9.250%	12/15/17	BB-	484,875
22,750	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	24,001,250
17,950	WMG Acquisition Group	11.500%	10/01/18	B-	20,193,750
85,762	Total Media				82,535,714
	Metals & Mining – 0.1%
875	Molycorp Inc., 144A	10.000%	6/01/20	B3	866,250
	Multiline Retail – 0.6%
7,000	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	7,857,500
	Municipal – 0.0%
600	Tops Markets	10.125%	10/15/15	B+	632,250
	Oil, Gas & Consumable Fuels – 0.4%
600	CONSOL Energy Inc.	8.000%	4/01/17	BB	627,000
600	CONSOL Energy Inc.	8.250%	4/01/20	BB	628,500
1,200	Genesis Energy LP	7.875%	12/15/18	B	1,272,000
1,200	Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	1,320,000
1,050	Western Refining Inc.	11.250%	6/15/17	BB	1,168,125
4,650	Total Oil, Gas & Consumable Fuels				5,015,625
	Pharmaceuticals – 0.9%
86	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	85,785
1,077	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	1,085,077
5,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	5,268,750
5,415	Warner Chilcott Company LLC	7.750%	9/15/18	BB-	5,780,512
11,578	Total Pharmaceuticals				12,220,124
	Real Estate – 0.1%
1,200	Entertainment Properties Trust	7.750%	7/15/20	Baa3	1,382,320
	Software – 0.5%
3,000	Lawson Software Inc., 144A	11.500%	7/15/18	B-	3,420,000
3,375	Lawson Software Inc., 144A	9.375%	4/01/19	B-	3,746,250
6,375	Total Software				7,166,250
	Specialty Retail – 0.9%
9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	B	9,856,250
1,350	Claires Stores, Inc.	9.250%	6/01/15	CCC	1,221,750
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,020,000
12,050	Total Specialty Retail				12,098,000
$ 434,206	Total Corporate Bonds (cost $437,823,291)				441,929,355

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.2% (1.6% of Total Investments)
$ 29,672	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $29,672,028, collateralized by: $705,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $958,517, $285,000 U.S. Treasury Bonds, 3.875%, due 8/15/40, value $351,263, $5,375,000 U.S. Treasury Notes, 3.125%, due 4/30/17, value $6,000,892, $610,000 U.S. Treasury Notes, 1.000%, due 3/31/17, value $625,645 and $22,110,000 U.S. Treasury Notes, 0.750%, due 6/30/17, value $22,331,100	0.010%	10/01/12	$ 29,672,003
	Total Short-Term Investments (cost $29,672,003)			29,672,003
	Total Investments (cost $1,867,769,087) – 140.8%			1,895,188,231
	Borrowings – (41.7)% (8)			(561,000,000)
	Other Assets Less Liabilities – 0.9% (9)			11,927,505
	Net Assets Applicable to Common Shares – 100%			$1,346,115,736

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (9)
JPMorgan	$ 103,075,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (1,488,085)
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(5,938,662)
							$ (7,426,747)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments*:
	Common Stocks	$93,296,176	$—	$—	$93,296,176
	$25 Par (or similar) Preferred Securities	5,694,800	—	—	5,694,800
	Variable Rate Senior Loan Interests	—	1,324,595,897	—	1,324,595,897
	Corporate Bonds	—	441,929,355	—	441,929,355
	Short-Term Investments:
	Repurchase Agreements	—	29,672,003	—	29,672,003
	Derivatives:
	Interest Rate Swaps**	—	(7,426,747)	—	(7,426,747)
	Total	$98,990,976	$1,788,770,508	$—	$1,887,761,484

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2, when applicable.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(7,426,747)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $1,871,176,406.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 39,153,311
Depreciation					(15,141,486)

Net unrealized appreciation (depreciation) of investments					$ 24,011,825

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

	(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.

	(3)		Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

	(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

	(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a Senior Loan.

	(7)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

	(8)		Borrowings as a percentage of Total Investments is 29.6%.

	(9)		Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

	N/R		Not rated.

	DD1		Investment, or portion of investment, purchased on a delayed delivery basis.

	WI/DD		Purchased on a when-issued or delayed delivery basis.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

	USD-LIBOR		United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012